Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2025 and 2024.

	Six months ended June 30
(shares in millions)	2025	2024
Unvested at January 1	5.2	4.9
Granted	2.4	2.2
Vested	(1.6)	(1.7)
Forfeited	(0.2)	(0.1)
Unvested at June 30	5.8	5.3